Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue	$ 42,931	$ 44,288	$ 43,129
Non-current assets	83,312	77,488	76,863
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	6,210	5,067	5,039
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,232	2,568	2,304
Non-current assets	47,286	45,013	45,157
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,156	1,875	1,886
China [member]
Disclosure of geographical areas [line items]
Revenue	26,576	24,274	22,660
Japan [member]
Disclosure of geographical areas [line items]
Revenue	3,904	4,193	4,628
India [member]
Disclosure of geographical areas [line items]
Revenue	1,475	2,479	2,439
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	2,666	2,550	2,588
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	2,583	2,940	2,620
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,827	2,442	2,715
Non-current assets	9,682	8,633	8,246
South America [member]
Disclosure of geographical areas [line items]
Revenue	315	662	1,054
Non-current assets	18,179	18,404	18,267
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	197	305	235
Non-current assets	$ 1,955	$ 371	$ 154